UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22427

Investment Company Act File Number

MSAR Completion Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2014

Date of Reporting Period

Item 1. Schedule of Investments

MSAR Completion Portfolio

January 31, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 24.2%

Security	Principal Amount (000’s omitted)	Value
Advertising — 0.0%(1)
CBS Outdoor Americas Capital, LLC/CBS Outdoor Americas Capital Corp., 5.25%, 2/15/22(2)	$20	$20,150

		$20,150

Beverages — 0.5%
Constellation Brands, Inc., 6.00%, 5/1/22	$500	$547,500

		$547,500

Building Materials — 0.5%
Building Materials Corp. of America, 6.75%, 5/1/21(2)	$500	$538,125

		$538,125

Chemicals — 1.3%
Celanese US Holdings, LLC, 5.875%, 6/15/21	$500	$535,000
Rockwood Specialties Group, Inc., 4.625%, 10/15/20	500	510,000
Tronox Finance, LLC, 6.375%, 8/15/20	500	508,750

		$1,553,750

Commercial Services — 0.8%
ADT Corp. (The), 6.25%, 10/15/21(2)	$410	$424,432
FTI Consulting, Inc., 6.00%, 11/15/22	500	510,000

		$934,432

Computers — 0.2%
NCR Corp., 5.875%, 12/15/21(2)	$225	$234,563
NCR Corp., 6.375%, 12/15/23(2)	45	47,025

		$281,588

Diversified Financial Services — 0.9%
Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 5.875%, 2/1/22(2)	$50	$49,687
International Lease Finance Corp., 5.875%, 8/15/22	500	508,125
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., 5.625%, 3/15/20(2)	500	528,750

		$1,086,562

Electrical Components & Equipment — 0.4%
Belden, Inc., 5.50%, 9/1/22(2)	$500	$490,000

		$490,000

Electronics — 0.9%
Jabil Circuit, Inc., 5.625%, 12/15/20	$500	$522,500
Rexel SA, 6.125%, 12/15/19(2)	500	522,500

		$1,045,000

Entertainment — 0.5%
National CineMedia, LLC, 6.00%, 4/15/22	$500	$522,500
Penn National Gaming, Inc., 5.875%, 11/1/21(2)	45	43,538

		$566,038

Environmental Control — 0.4%
Clean Harbors, Inc., 5.125%, 6/1/21	$500	$502,500

		$502,500

Security	Principal Amount (000’s omitted)	Value
Foods — 0.5%
Post Holdings, Inc., 7.375%, 2/15/22	$500	$534,375

		$534,375

Health Care – Products — 0.9%
Hologic, Inc., 6.25%, 8/1/20	$500	$524,375
Teleflex, Inc., 6.875%, 6/1/19	450	472,500

		$996,875

Health Care – Services — 1.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(2)	$500	$533,750
HCA, Inc., 6.50%, 2/15/20	500	552,500
LifePoint Hospitals, Inc., 6.625%, 10/1/20	500	540,000
WellCare Health Plans, Inc., 5.75%, 11/15/20	90	93,600

		$1,719,850

Household Products — 0.7%
Jarden Corporation, 6.125%, 11/15/22	$550	$587,125
Reynolds Group Holdings, Inc., 5.75%, 10/15/20	250	256,875

		$844,000

Housewares — 0.3%
Libbey Glass, Inc., 6.875%, 5/15/20	$307	$332,711

		$332,711

Internet — 0.5%
Equinix, Inc., 7.00%, 7/15/21	$500	$551,250

		$551,250

Iron & Steel — 0.5%
Steel Dynamics, Inc., 6.375%, 8/15/22	$500	$547,500

		$547,500

Leisure Time — 0.9%
Carlson Wagonlit BV, 6.875%, 6/15/19(2)	$500	$524,375
NCL Corp, Ltd., 5.00%, 2/15/18	500	520,000

		$1,044,375

Media — 1.7%
AMC Networks, Inc., 4.75%, 12/15/22	$500	$490,000
Cablevision Systems Corp., 7.75%, 4/15/18	500	563,125
CCO Holdings, LLC/CCO Capital Corp., 6.50%, 4/30/21	200	210,000
CCO Holdings, LLC/CCO Capital Corp., 7.25%, 10/30/17	200	212,250
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	500	516,875

		$1,992,250

Mining — 0.8%
Eldorado Gold Corp., 6.125%, 12/15/20(2)	$500	$480,000
New Gold, Inc., 7.00%, 4/15/20(2)	500	514,375

		$994,375

Oil & Gas — 2.9%
Antero Resources Finance Corp., 5.375%, 11/1/21(2)	$90	$90,731
Atwood Oceanics, Inc., 6.50%, 2/1/20	500	535,000
Chesapeake Energy Corp., 6.125%, 2/15/21	500	541,250
Denbury Resources, Inc., 6.375%, 8/15/21	500	533,750
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	500	548,750
Plains Exploration & Production Co., 6.875%, 2/15/23	500	555,000
Precision Drilling Corp., 6.625%, 11/15/20	500	533,750

		$3,338,231

Security	Principal Amount (000’s omitted)	Value
Packaging & Containers — 0.4%
Crown Americas, LLC/Crown Americas Capital Corp. IV, 4.50%, 1/15/23	$500	$476,250

		$476,250

Pharmaceuticals — 0.5%
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(2)	$500	$536,250

		$536,250

Pipelines — 0.4%
MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, 8/15/21	$450	$486,000

		$486,000

Retail — 1.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	$500	$546,250
Dufry Finance SCA, 5.50%, 10/15/20(2)	500	515,000
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	500	510,000
Sonic Automotive, Inc., 5.00%, 5/15/23	195	184,275

		$1,755,525

Software — 0.5%
Activision Blizzard, Inc., 6.125%, 9/15/23(2)	$35	$36,575
Audatex North America, Inc., 6.00%, 6/15/21(2)	55	57,613
Nuance Communications, Inc., 5.375%, 8/15/20(2)	500	491,250

		$585,438

Telecommunications — 3.3%
CenturyLink, Inc., 5.625%, 4/1/20	$500	$507,500
MetroPCS Wireless, Inc., 6.625%, 4/1/23(2)	550	572,687
Sprint Corp., 7.125%, 6/15/24(2)	60	60,450
Sprint Nextel Corp., 7.00%, 3/1/20(2)	500	566,250
T-Mobile USA, Inc., 6.633%, 4/28/21	55	58,094
T-Mobile USA, Inc., 6.731%, 4/28/22	35	36,881
T-Mobile USA, Inc., 6.836%, 4/28/23	20	20,950
UPCB Finance VI, Ltd., 6.875%, 1/15/22(2)	500	537,500
Virgin Media Secure Finance PLC, 5.375%, 4/15/21(2)	500	503,750
Wind Acquisition Finance SA, 7.25%, 2/15/18(2)	500	526,250
Windstream Corp., 7.50%, 4/1/23	500	502,500

		$3,892,812

Total Corporate Bonds & Notes (identified cost $28,342,827)		$28,193,712

Commercial Mortgage-Backed Securities — 36.7%

Security	Principal Amount (000’s omitted)	Value
BACM, Series 2004-4, Class A6, 4.877%, 7/10/42(3)	$669	$675,455
BACM, Series 2004-5, Class A4, 4.936%, 11/10/41(3)	2,766	2,795,069
BACM, Series 2004-6, Class A5, 4.811%, 12/10/42	1,500	1,521,230
BACM, Series 2005-1, Class A5, 5.266%, 11/10/42(3)	1,916	1,979,403
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(3)	295	294,415
BSCMS, Series 2005-PWR7, Class A3, 5.116%, 2/11/41(3)	185	191,145
CGCMT, Series 2004-C1, Class A4, 5.352%, 4/15/40(3)	606	609,402
CGCMT, Series 2004-C2, Class A5, 4.733%, 10/15/41	1,281	1,300,750
CSFB, Series 2003-C5, Class D, 5.116%, 12/15/36(3)	1,625	1,630,774
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36(3)	281	281,648
CSFB, Series 2004-C3, Class A5, 5.113%, 7/15/36(3)	1,548	1,563,162
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(2)	3,000	3,078,002
GCCFC, Series 2004-GG1, Class A7, 5.317%, 6/10/36(3)	393	394,424
GECMC, Series 2004-C3, Class A4, 5.189%, 7/10/39(3)	2,068	2,088,890
GECMC, Series 2005-C1, Class A3, 4.578%, 6/10/48	413	416,698
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	2,000	2,045,530
GSMS, Series 2004-GG2, Class A6, 5.396%, 8/10/38(3)	2,415	2,426,909
HILT, Series 2013-HLT, Class CFX, 3.714%, 11/5/30(2)	1,630	1,657,182
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	1,150	1,155,754
LB-UBS, Series 2004-C4, Class A4, 5.937%, 6/15/29(3)	452	453,781
MLMT, Series 2004-BPC1, Class A5, 4.855%, 10/12/41(3)	829	840,648
MLMT, Series 2005-LC1, Class A4, 5.291%, 1/12/44(3)	1,406	1,498,761
MSC, Series 2003-T11, Class B, 5.45%, 6/13/41(3)	223	223,772
MSC, Series 2004-IQ7, Class A4, 5.351%, 6/15/38(3)	317	318,545
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(3)	1,617	1,636,666
MSC, Series 2005-HQ5, Class A4, 5.168%, 1/14/42	2,384	2,441,895
MSC, Series 2005-IQ9, Class A5, 4.70%, 7/15/56	1,174	1,199,677
MSC, Series 2005-T17, Class A5, 4.78%, 12/13/41	2,839	2,898,458
WBCMT, Series 2004-C11, Class A5, 5.215%, 1/15/41(3)	780	781,613
WBCMT, Series 2004-C12, Class A4, 5.352%, 7/15/41(3)	1,150	1,158,779
WBCMT, Series 2005-C16, Class A4, 4.847%, 10/15/41(3)	3,000	3,075,936

Total Commercial Mortgage-Backed Securities (identified cost $42,751,044)		$42,634,373

Call Options Purchased — 0.0%(1)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	22	$1,955.00	2/7/14	$55
S&P 500 Index	22	1,965.00	2/14/14	330
S&P 500 Index	23	1,935.00	2/22/14	518
S&P 500 Index	18	1,910.00	2/28/14	900
S&P 500 Index FLEX	23	1,950.00	2/3/14	0
S&P 500 Index FLEX	23	1,965.00	2/5/14	0
S&P 500 Index FLEX	23	1,960.00	2/10/14	5
S&P 500 Index FLEX	23	1,970.00	2/12/14	10
S&P 500 Index FLEX	22	1,960.00	2/18/14	90
S&P 500 Index FLEX	23	1,950.00	2/20/14	190
S&P 500 Index FLEX	19	1,915.00	2/24/14	751
S&P 500 Index FLEX	19	1,915.00	2/26/14	953

Total Call Options Purchased (identified cost $7,344)				$3,802

Put Options Purchased — 0.0%(1)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	22	$1,670.00	2/7/14	$3,190
S&P 500 Index	22	1,680.00	2/14/14	9,350
S&P 500 Index	23	1,630.00	2/22/14	8,280
S&P 500 Index	18	1,595.00	2/28/14	6,075
S&P 500 Index FLEX	23	1,655.00	2/3/14	7
S&P 500 Index FLEX	23	1,675.00	2/5/14	301
S&P 500 Index FLEX	23	1,670.00	2/10/14	2,078
S&P 500 Index FLEX	23	1,685.00	2/12/14	4,378
S&P 500 Index FLEX	22	1,675.00	2/18/14	7,528
S&P 500 Index FLEX	23	1,660.00	2/20/14	7,474
S&P 500 Index FLEX	19	1,600.00	2/24/14	3,765
S&P 500 Index FLEX	19	1,605.00	2/26/14	4,840

Total Put Options Purchased (identified cost $59,959)				$57,266

Short-Term Investments — 34.1%

U.S. Treasury Obligations — 3.3%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.06%, 3/13/14	$3,800	$3,799,779

Total U.S. Treasury Obligations (identified cost $3,799,767)		$3,799,779

Other — 30.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(4)	$35,812	$35,811,852

Total Other (identified cost $35,811,852)		$35,811,852

Total Short-Term Investments (identified cost $39,611,619)		$39,611,631

Total Investments — 95.0% (identified cost $110,772,793)		$110,500,784

Call Options Written — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	22	$1,865.00	2/7/14	$(275)
S&P 500 Index	22	1,875.00	2/14/14	(1,210)
S&P 500 Index	23	1,845.00	2/22/14	(6,900)
S&P 500 Index	18	1,825.00	2/28/14	(16,920)
S&P 500 Index FLEX	23	1,860.00	2/3/14	(3)
S&P 500 Index FLEX	23	1,875.00	2/5/14	(13)
S&P 500 Index FLEX	23	1,870.00	2/10/14	(410)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	23	$1,880.00	2/12/14	$(417)
S&P 500 Index FLEX	22	1,870.00	2/18/14	(1,984)
S&P 500 Index FLEX	23	1,860.00	2/20/14	(3,987)
S&P 500 Index FLEX	19	1,830.00	2/24/14	(13,135)
S&P 500 Index FLEX	19	1,830.00	2/26/14	(14,394)

Total Call Options Written (premiums received $172,486)				$(59,648)

Put Options Written — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	22	$1,760.00	2/7/14	$(21,230)
S&P 500 Index	22	1,770.00	2/14/14	(41,580)
S&P 500 Index	23	1,720.00	2/22/14	(24,840)
S&P 500 Index	18	1,680.00	2/28/14	(16,200)
S&P 500 Index FLEX	23	1,745.00	2/3/14	(1,941)
S&P 500 Index FLEX	23	1,765.00	2/5/14	(12,045)
S&P 500 Index FLEX	23	1,760.00	2/10/14	(20,181)
S&P 500 Index FLEX	23	1,775.00	2/12/14	(34,330)
S&P 500 Index FLEX	22	1,765.00	2/18/14	(35,689)
S&P 500 Index FLEX	23	1,750.00	2/20/14	(30,983)
S&P 500 Index FLEX	19	1,685.00	2/24/14	(12,143)
S&P 500 Index FLEX	19	1,690.00	2/26/14	(14,564)

Total Put Options Written (premiums received $169,391)				$(265,726)

Other Assets, Less Liabilities — 5.3%				$6,126,034

Net Assets — 100.0%				$116,301,444

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage Trust

BSCMS	-	Bear Stearns Commercial Mortgage Securities Trust

CGCMT	-	Citigroup Commercial Mortgage Trust

CSFB	-	Credit Suisse First Boston Mortgage Securities Trust

DDR	-	Developers Diversified Realty Corp.

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

GCCFC	-	Greenwich Capital Commercial Funding Corp.

GECMC	-	General Electric Commercial Mortgage Corp.

GMACC	-	GMAC Commercial Mortgage Securities, Inc. Trust

GSMS	-	Goldman Sachs Mortgage Securities Corp. II

HILT	-	Hilton USA Trust

JPMCC	-	JPMorgan Chase Commercial Mortgage Securities Trust

LB-UBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I Trust

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)	Amount is less than 0.05%.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2014, the aggregate value of these securities is $14,180,760 or 12.2% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2014 was $11,020.

A summary of open financial instruments at January 31, 2014 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
3/14	174 U.S. 5-Year Treasury Note	Long	$21,043,443	$20,988,750	$(54,693)
3/14	113 U.S. 10-Year Treasury Note	Long	14,173,762	14,209,750	35,988
3/14	22 U.S. Ultra-Long Treasury Bond	Long	3,054,603	3,163,875	109,272

					$90,567

Total Return Swaps

Counterparty	Notional Amount (000’s ommitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Expiration Date	Net Unrealized Appreciation (Depreciation)
Société Générale	$5,000	Receives	SGI Vol Invest Alpha 2 Index	Pays	0.30%	6/20/14	$(251,435)
			SGI Vol Invest		1-Month USD- LIBOR-BBA
Société Générale	10,000	Receives	Beta 2 Index	Pays	+0.30%	6/20/14	$220,450

							$(30,985)

Written options activity for the fiscal year to date ended January 31, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	890	$614,590
Options written	1,910	1,190,112
Options exercised	(717)	(501,415)
Options expired	(1,563)	(961,410)

Outstanding, end of period	520	$341,877

At January 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap defined by the difference in strike prices between written and purchased call and put options, and the notional value of the positions. During the fiscal year to date ended January 31, 2014, the Portfolio also held total return swap contracts to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio purchases and sells U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative
Equity Price	Purchased Options	$61,068		$—
Equity Price	Swap Contracts	220,450		(251,435)
Equity Price	Written Options	—		(325,374)

Total		$281,518		$(576,809)

Interest Rate	Futures Contracts	$145,260	*	$(54,693)*

Total		$145,260		$(54,693)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$111,551,353

Gross unrealized appreciation	$63,224
Gross unrealized depreciation	(1,113,793)

Net unrealized depreciation	$(1,050,569)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$28,193,712	$—	$28,193,712
Commercial Mortgage-Backed Securities	—	42,634,373	—	42,634,373
Call Options Purchased	1,803	1,999	—	3,802
Put Options Purchased	26,895	30,371	—	57,266
Short-Term Investments -
U.S. Treasury Obligations	—	3,799,779	—	3,799,779
Other	—	35,811,852	—	35,811,852
Total Investments	$28,698	$110,472,086	$—	$110,500,784
Futures Contracts	$145,260	$—	$—	$145,260
Swap Contracts	—	220,450	—	220,450
Total	$173,958	$110,692,536	$—	$110,866,494

Liability Description
Call Options Written	$(25,305)	$(34,343)	$—	$(59,648)
Put Options Written	(103,850)	(161,876)	—	(265,726)
Futures Contracts	(54,693)	—	—	(54,693)
Swap Contracts	—	(251,435)	—	(251,435)
Total	$(183,848)	$(447,654)	$—	$(631,502)

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using
Level 3 inputs. At January 31, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this
Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MSAR Completion Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 24, 2014